Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common stock - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	13,581,995,120	13,581,995,120	13,667,770,520
Retirement of shares of common stock	(300,000,000)	0	(85,775,400)
Balance at end of fiscal year	13,281,995,120	13,581,995,120	13,581,995,120